INCOME TAX - Effective Tax Reconciliation (Details) - USD ($)	3 Months Ended		7 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Tax benefit at the statutory rate						$ (1,970,635)	$ (2,315,153)
Increase (decrease) in taxes resulting from:
State taxes						434,478	(458,243)
Deferred state tax rate changes						912,268	0
PPP loan forgiveness						0	(134,542)
Research and development tax credits						(278,596)	(278,596)
Other						58,606	(112,643)
Change in valuation allowance						843,879	3,299,177
Income Tax Expense (Benefit), Total	$ 0	$ 0		$ 0	$ 0	$ 0	$ 0
Tailwind Acquisition Corp [Member]
Statutory federal income tax rate	21.00%	21.00%	21.00%	21.00%	21.00%	21.00%
State taxes, net of federal tax benefit			0.00%			0.00%
Change in fair value of warrant liabilities			(19.80%)			(27.40%)
Transaction costs associated with the Initial Public Offering			(0.80%)			0.00%
Change in valuation allowance			(0.30%)			6.40%
Income tax provision	26.99%	0.00%	0.00%	2.38%	0.00%	0.00%
Increase (decrease) in taxes resulting from:
Income Tax Expense (Benefit), Total	$ 162,329		$ 0	$ 279,345		$ 0